Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement [text block] [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	Fair value measurements
	December 31, 2021
	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 4)	1,142	-	1,142
Foreign currency derivative contracts	188	-	188
Dividend preference derivative in TSG (1)		2,023	2,023
	$1,330	$2,023	$3,353

Liabilities:
Contingent consideration in respect of business combination	-	24,495	24,495
Liabilities from acquisition of non-controlling interests (put options)	-	71,278	71,278
	$-	$95,773	$95,773

	Fair value measurements
	December 31, 2020
	Level 2	Level 3	Total
Assets:
Convertible bonds at fair value through profit or loss (Note 4)	1,238	-	1,238
Dividend preference derivative in TSG (1)	-	1,707	1,707
	$1,238	$1,707	$2,945

Liabilities:
Foreign currency derivative contracts	707	-	707
Contingent consideration in respect of business combination	-	18,456	18,456
Liabilities from acquisition of non-controlling interests (put options)	-	64,018	64,018
	$707	$82,474	$83,181

(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.